Investments (Composition Of Current And Past Due Mortgage Loans On Real Estate) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Mortgage Loans On Real Estate Aging [Abstract]
Carrying amount of mortgages	$ 16,923	$ 17,072
Allowance for credit losses	(98)	(95)	$ (203)	$ (2)
Unamortized premium (discount)	27	16
Mark-to-market gains (losses)	(27)	(3)
Total carrying value	18,211	17,893
Financial Asset Not Past Due [Member]
Mortgage Loans On Real Estate Aging [Abstract]
Carrying amount of mortgages	18,228	17,905
30 to 59 Days Past Due [Member]
Mortgage Loans On Real Estate Aging [Abstract]
Carrying amount of mortgages	42	36
60 to 89 Days Past Due [Member]
Mortgage Loans On Real Estate Aging [Abstract]
Carrying amount of mortgages	6	5
90 Or More Days Past Due [Member]
Mortgage Loans On Real Estate Aging [Abstract]
Carrying amount of mortgages	33	29
Commercial [Member]
Mortgage Loans On Real Estate Aging [Abstract]
Allowance for credit losses	(83)	(78)	(186)
Unamortized premium (discount)	(9)	(11)
Mark-to-market gains (losses)	(27)	(3)
Total carrying value	16,813	16,991
Commercial [Member] | Financial Asset Not Past Due [Member]
Mortgage Loans On Real Estate Aging [Abstract]
Carrying amount of mortgages	16,913	17,068
Commercial [Member] | 30 to 59 Days Past Due [Member]
Mortgage Loans On Real Estate Aging [Abstract]
Carrying amount of mortgages	19	15
Residential [Member]
Mortgage Loans On Real Estate Aging [Abstract]
Carrying amount of mortgages	1,413	919
Allowance for credit losses	(15)	(17)	$ (17)	$ (2)
Unamortized premium (discount)	36	27
Total carrying value	1,398	902
Residential [Member] | Financial Asset Not Past Due [Member]
Mortgage Loans On Real Estate Aging [Abstract]
Carrying amount of mortgages	1,315	837
Residential [Member] | 30 to 59 Days Past Due [Member]
Mortgage Loans On Real Estate Aging [Abstract]
Carrying amount of mortgages	23	21
Residential [Member] | 60 to 89 Days Past Due [Member]
Mortgage Loans On Real Estate Aging [Abstract]
Carrying amount of mortgages	6	5
Residential [Member] | 90 Or More Days Past Due [Member]
Mortgage Loans On Real Estate Aging [Abstract]
Carrying amount of mortgages	$ 33	$ 29